Stock Option Activity (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares
Outstanding, beginning of year		946,281	950,785
Options granted	51,390	285,527		304,709
Options exercised		(3,761)
Options forfeited		(8,610)	(897)
Options cancelled		(4,688)	(3,607)
Outstanding, end of year	1,214,749	1,214,749	946,281	950,785
Option Exercisable at end of year	899,692	899,692	820,047
Weighted Average Exercise Price
Weighted average exercise price, beginning of year		$ 6.19	$ 6.19
Options granted		$ 3.38
Options exercised		$ 2.81
Options forfeited		$ 5.53	$ 6.04
Options cancelled		$ 4.85	$ 6.04
Weighted average exercise price, end of year	$ 3.13	$ 3.13	$ 6.19	$ 6.19
Option Exercisable at end of year	$ 3.05	$ 3.05	$ 6.22